Shareholders' Equity- Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended								12 Months Ended
	Mar. 14, 2013	Mar. 13, 2012	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2013 Series A Preferred Stock		Dec. 31, 2012 Series A Preferred Stock		Jun. 20, 2012 Series A Preferred Stock	Dec. 31, 2013 Series C Noncumulative Perpetual Preferred Stock	Dec. 31, 2012 Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Common stock, authorized (shares)			3,500,000,000	3,500,000,000
Common stock, par value (usd per share)			$ 0.01	$ 0.01
Common stock, outstanding (shares)			1,142,249,790
Preferred stock, shares authorized (shares)			100,000,000	100,000,000
Preferred stock, par value (usd per share)			$ 0.01	$ 0.01
Carrying value			$ 1,562,000,000 [1]	$ 1,068,000,000	[1]	$ 500,000,000	[1]	$ 500,000,000	[1]	$ 500,000,000	$ 568,000,000 [1]	$ 568,000,000	[1]
Preferred Stock Redemption Period Following Regulatory Capital Treatment Event											90 days
Redeemable noncontrolling interests			230,000,000	178,000,000
Aggregate value of common stock authorized to be repurchased	1,350,000,000.00	1,160,000,000
Repurchase of common stock (shares)			35,100,000
Repurchase of common stock, price per share (usd per share)			$ 29.24
Repurchase of common stock, value			1,030,000,000
Maximum dollar value of shares that may yet be purchased under the program			$ 385,000,000

[1]	The carrying value of the Series C and Series D preferred stock is recorded net of issuance costs.